PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

The composition of property and equipment is as follows:

	December 31,
	2013	2014

Cost:
Computers and related equipment	$2,040	$2,293
Leasehold improvements	575	557
Office furniture and equipment	406	687
Trade show equipment	60	—

	3,081	3,537

Less accumulated depreciation	1,809	1,389

Depreciated cost	$1,272	$2,148

Depreciation expense amounted to $ 329, $ 475 and $ 746 for the years ended December 31, 2012, 2013 and 2014, respectively.